BUTZEL LONG, a professional corporation
                               380 Madison Avenue,
                               New York, NY 10017

                               Tel: (212) 818-1110
                               FAX: (212) 818-0494
                           e-mail: barrett@butzel.com




                        November 30, 2009



BY EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

                Re: Tax-Free Trust of Oregon (a portfolio of
                    The Cascades Trust)
                    File Nos. 33-4382 and 811-4626

Dear Sirs:

     On behalf of Tax-Free Trust of Oregon (the "Trust"), the only series of the Cascades Trust, we are filing today with the Commission, pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act") and pursuant to the Investment Company Act of 1940 (the "1940 Act"), the following documents:

         In accordance with Rule 472(b) under the 1933 Act and Rule 8b-11 under the 1940 Act, the text on Form N-1A of Post-Effective Amendment No. 34 to the Registration Statement of the Trust under the 1933 Act and Amendment No. 35 to the Registration Statement of the Trust under the 1940 Act, marked to show changes.

         This filing is being made under Rule 485(a) because it contains a new summary prospectus pursuant to Rule 498 and corresponding revisions to the statutory prospectus of the Trust. The staff is advised that the text of the summary prospectus fits on four pages. In addition, the material in the statutory prospectus relating to purchase and redemption of shares, which was formerly in two separate prospectuses has been combined into one prospectus.

         Management has advised us that before this registration statement becomes effective, the Trust's web site will include continuously visible, cross-document links between all related documents (Summary Prospectus, Prospectus, Annual Report, Semi-Annual Report, and Statement of Additional Information). In addition, these documents will include a linkable table of contents that allow users to jump between all important sections of that document which is available while reading any page of that document.

         This filing otherwise contains only routine updates and selective review would be appropriate.

         This filing represents the first such filing by one of the funds in the Aquila group of Funds under the new rule. We expect to incorporate all staff comments on this filing in filings for the other funds throughout 2010. We will request that these filings be made under Rule 485(b) if otherwise appropriate.

         The staff is advised that not all of the financial material required was available at the time of this filing. It is our intention to file a superseding amendment under Rule 485(b) when such material becomes available, to become effective February 1, 2010.

         Because we will have a heavy printing schedule in January for this and other funds, we would be most grateful if we could have staff comments on this filing as soon as possible.

         Please provide comments to me or to my partner Robert Jones at the above telephone number, 212-818-1110.

     Pursuant to Rule 485(a) it is proposed that this amendment will become effective on February 1, 2010.

                                Very truly yours,



                                /s/ William L. D. Barrett
                                William L. D. Barrett